Equity-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 24, 2021 USD ($)	Oct. 01, 2018 USD ($)	Nov. 30, 2016	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability award settlement amount				$ 3,912	$ 0	$ 0
PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares outstanding				15.00%
Total shares remained reserved for issuance (in Shares) | shares				3,574,786
General Share Reserve | PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares reserved for issuance (in Shares) | shares				13,980,000
Transaction Pool Share Reserve | PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares reserved for issuance (in Shares) | shares				10,200,000
Transaction Pool RSUs Reserve | PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares reserved for issuance (in Shares) | shares				7,000,000
Transaction Pool PSUs Reserve | PWP Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares reserved for issuance (in Shares) | shares				3,200,000
Transaction Pool PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Required to Achieve Certain Conditions				20 days
Threshold period required for satisfy certain condition				30 days
Award grant date fair value				$ 40,900
Unrecognized compensation expense				$ 37,200
Weighted average period of unrecognized compensation cost related to unvested awards				3 years 8 months 1 day
Grant date fair value awards									$ 11,500
Transaction Pool PSUs | $12 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award				25.00%
Stock price needed for satisfaction of market condition (in Dollars per Share) | $ / shares				$ 12
Market condition share price achieved (in Dollars per Share) | $ / shares				$ 12
Transaction Pool PSUs | $13.50 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award				25.00%
Stock price needed for satisfaction of market condition (in Dollars per Share) | $ / shares				$ 13.50
Market condition share price achieved (in Dollars per Share) | $ / shares				$ 13.50
Transaction Pool PSUs | $15 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award				25.00%
Stock price needed for satisfaction of market condition (in Dollars per Share) | $ / shares				$ 15
Transaction Pool PSUs | $17 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award				25.00%
Stock price needed for satisfaction of market condition (in Dollars per Share) | $ / shares				$ 17
Transaction Pool PSUs | 36 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award				20.00%
Transaction Pool PSUs | 42 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award				20.00%
Transaction Pool PSUs | 48 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award				20.00%
Transaction Pool PSUs | 54 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award				20.00%
Transaction Pool PSUs | 60 Months Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting award				20.00%
Transaction Pool RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Award grant date fair value				$ 97,700
Unrecognized compensation expense				$ 60,000
Weighted average period of unrecognized compensation cost related to unvested awards				2 years 5 months 8 days
Liability award settlement amount				$ 3,900
Management PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Required to Achieve Certain Conditions				20 days
Threshold period required for satisfy certain condition				30 days
Award grant date fair value				$ 84,200
Unrecognized compensation expense				$ 76,600
Weighted average period of unrecognized compensation cost related to unvested awards				3 years 8 months 8 days
Management PSUs | $15 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price needed for satisfaction of market condition (in Dollars per Share) | $ / shares				$ 15
Management PSUs | $20 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price needed for satisfaction of market condition (in Dollars per Share) | $ / shares				20
Management PSUs | $25 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price needed for satisfaction of market condition (in Dollars per Share) | $ / shares				25
Management PSUs | $30 Price Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price needed for satisfaction of market condition (in Dollars per Share) | $ / shares				$ 30
General RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award grant date fair value				$ 12,500
Unrecognized compensation expense				$ 10,200
Weighted average period of unrecognized compensation cost related to unvested awards				2 years 7 months 6 days
Professional Partners Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award grant date fair value	$ 301,500
Unrecognized compensation expense				$ 270,200
Weighted average period of unrecognized compensation cost related to unvested awards				4 years 4 months 13 days
Legacy Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years					4 years	4 years
Award grant date fair value				$ 9,300	$ 6,400	$ 14,700	$ 4,600	$ 37,600
Unrecognized compensation expense				$ 22,900
Weighted average period of unrecognized compensation cost related to unvested awards				1 year 8 months 26 days
Share-based payment arrangement, plan modification, incremental cost		$ 74,600
Legacy Awards | Initial Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Legacy Awards | Subsequent to Initial Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Minimum | Transaction Pool PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Minimum | General RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Minimum | Professional Partners Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Minimum | Legacy Awards | Measurement Input, Discount Rate | Valuation, Income Approach
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement input		0.0990		0.020	0.038	0.036	0.0990	0.0980
Maximum | Transaction Pool PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years
Maximum | General RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years
Maximum | Professional Partners Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				5 years
Maximum | Legacy Awards | Measurement Input, Discount Rate | Valuation, Income Approach
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Measurement input		0.1080		0.098	0.112	0.121	0.1080	0.1110